Deferred royalty obligation (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Aug. 25, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement				$ 325,000,000
Proceeds From Royalty Purchase Agreement, Gross	$ 225,000,000		$ 225,000,000
Royalty Obligation, Transaction Costs			6,998,000
Royalty Obligation, Interest		$ 11,687,000	6,752,000
Royalty Purchase Additional Proceeds Eligibility	100,000,000
Deferred Royalty Obligation		$ 214,510,000	225,477,000		$ 0
Royalty Purchase Agreement, Effective Interest Rate		10.00%
Royalty Obligation, Payments		$ 4,446,000	213,000
Royalty Obligation, Financial Expense Cumulative Catch-Up Adjustment	$ 18,288,000	$ 18,208,000	$ 936,000